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                                   May 6, 1997


VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


          Re:  Alexander Hamilton Variable Separate Account
               File No. 33-75714


Dear Commissioners:

     On behalf of Alexander Hamilton Variable Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of prospectus and Statement of Additional Information ("SAI") for the Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from the form of prospectus and SAI contained in Post-Effective Amendment No. 2 to the Form N-4 registration statement for the Account which was filed electronically on May 2, 1997.


                                                  Sincerely,


                                                  /s/ J. Gregory Poole